Note 14 - Financial Instruments - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance, beginning of year	$ 60,121	$ 49,431
Bad debt expense	81,037	56,331
Bad debts written off	(90,231)	(41,802)
Adjustment from IFRS 9 adoption	23,636
Foreign exchange	(3,363)	(3,808)
Balance, end of year	$ 71,200	$ 60,121